Fund Name	Ticker Symbol (Exchange)
Simplify High Yield ETF	CDX (NYSE Arca, Inc.)
Simplify Multi-QIS Alternative ETF	QIS (NYSE Arca, Inc.)

each a series (each a “Fund”) of Simplified Exchange Traded Funds (the “Trust”)

Supplement dated August 11, 2026, to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) dated November 1, 2025, as previously supplemented on November 14, 2025, January 6, 2026, and February 2, 2026

Effective August 7, 2026, Michael Green and Paisley Nardini no longer serve as portfolio managers of Simplify High Yield ETF. Effective August 7, 2026, Paisley Nardini no longer serves as a portfolio manager of Simplify Multi-QIS Alternative ETF. Therefore, all references to Michael Green and Paisley Nardini are removed from the Funds’ Prospectus, Summary Prospectuses and SAI.

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This Supplement and the Prospectus and SAI dated November 1, 2025, as supplemented from time to time, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the SAI have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Funds at (855) 722-8488.